NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 65,894,907		$ 65,894,907		$ 52,129,621	$ 28,580,009
Working capital deficit	7,172,573		7,172,573		9,657,316	2,392,189
Comprehensive loss	(1,230,426)	$ 518,555	13,551,323	$ 2,745,438	23,827,678	4,749,411
Cash	$ 4,000,000.0		$ 4,000,000.0		$ 21,600